Commitments and Contingencies - Other Commitments (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 CAD ($)
Wataynikaneyap Partnership
Other Commitments [Line Items]
Equity capital contribution	$ 137,000,000
Equity investment ownership (percent)	39.00%
Wataynikaneyap Partnership | Minimum
Other Commitments [Line Items]
Equity capital contribution	$ 155,000,000
Wataynikaneyap Partnership | Maximum
Other Commitments [Line Items]
Equity capital contribution	235,000,000
UNS Energy | Payment Guarantee
Other Commitments [Line Items]
Maximum commitment	331,000,000
Obligation under guarantee	$ 0